Cover	Feb. 29, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 29, 2024
Entity File Number	000-54239
Entity Registrant Name	Digipath, Inc.
Entity Central Index Key	0001502966
Entity Tax Identification Number	27-3601979
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	6450 Cameron Street
Entity Address, Address Line Two	Suite
Entity Address, City or Town	113 Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89118
City Area Code	(702)
Local Phone Number	527-2060
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false